Related Party Disclosure (Details) - Schedule of transactions with its parent company Inversiones ASPI S.A. and its affiliates - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inversiones ASPI S.A. (ASPI) [Member]
Income
Income from office lease	S/ 17	S/ 12	S/ 12
Fees for management and administrative services	88	544	548
Compañía Minera Ares S.A.C. (Ares) [Member]
Income
Income from office lease	478	323	318
Income from land lease, note 29	1,303	344	339
Fossal S.A.A. (Fossal) [Member]
Income
Income from office lease	19	15	12
Fees for management and administrative services	48	40	42
Fosfatos del Pacífico S.A. (Fospac)e [Member]
Income
Income from office lease	24	28	26
Fees for management and administrative services	698	1,160	1,175
Asociación Sumac Tarpuy [Member]
Income
Income from office lease	18
Expense [Member]
Expense
Security services provided by Compañía Minera Ares	S/ 1,912	S/ 1,989	S/ 2,059